Condensed consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and balances with central banks	€ 97,073	€ 90,214
Loans and advances to banks	27,443	16,709
Financial assets at fair value through profit or loss	149,579	123,015
Financial assets at fair value through other comprehensive income	46,343	41,116
Securities at amortised cost 4	49,537	48,313
Loans and advances to customers	662,687	647,313
Investments in associates and joint ventures 6	1,459	1,509
Property and equipment	2,435	2,399
Intangible assets	1,245	1,198
Current tax assets	402	311
Deferred tax assets	1,020	1,085
Other assets	8,388	7,117
Total assets	1,047,610	980,299
Liabilities
Deposits from banks 7	20,496	23,257
Customer deposits 8	692,577	650,276
Financial liabilities at fair value through profit or loss	102,649	94,638
Current tax liabilities	391	396
Deferred tax liabilities	1,913	1,447
Provisions	850	920
Other liabilities	16,123	13,667
Debt securities in issue	141,175	124,670
Subordinated loans	15,933	15,401
Total liabilities	992,105	924,671
Equity
Share capital and share premium	17,149	17,151
Other reserves	(1,542)	(2,767)
Retained earnings	39,081	40,299
Shareholders’ equity (parent)	54,689	54,684
Non-controlling interests	816	944
Total equity	55,505	55,628
Total liabilities and equity	€ 1,047,610	€ 980,299